NOTE 9 - STOCK PURCHASE WARRANTS (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
A summary of the change in stock purchase warrants for the six months ended June 30, 2012 and 2011 is as follows:

	Number of Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
1st Quarter – 2012:
Balance, December 31, 2011	27,907,516	1.27	3.75
Warrants issued	3,534,898	1.75	5.15
Warrants exercised	(5,000)	0.50	-
Warrants cancelled	(125,000)	1.25	-
Balance, June 30, 2012	31,312,414	$1.27	3.67

1st Quarter – 2011:
Balance, December 31, 2010	7,348,895	$1.25	3.25
Warrants issued	17,783,951	1.26	3.78
Balance, June 30, 2011	25,132,846	1.25	3.55

Schedule of Other Share-based Compensation, Activity [Table Text Block]
The balance of outstanding and exercisable common stock warrants at June 30, 2012 is as follows:

Number of Warrants Outstanding	Exercise Price Range	Remaining Contractual Life (Years)
24,998,850	$1.01 - 1.25	3.25
150,000	$1.26 - 1.50	4.74
5,603,564	$1.51 - 1.75	4.56
500,000	$1.76 - 2.00	4.34
-	$2.01 - 2.25	-
60,000	$2.26 - 2.50	4.38

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The fair value of stock purchase warrants granted were calculated using the Black-Scholes option pricing model using the following assumptions:

	Six Months Ended
	June 30, 2012	June 30, 2011
Risk free interest rate	.27% - .37%	.43% - .85%

Expected volatility	201% - 223%	218% - 223%

Expected term of stock warrant in years	2.5	2.5

Expected dividend yield	0%	0%

Average value per warrant	$1.10 - $1.57	$0.16 - $1.92